Interim consolidated statement of changes in equity - unaudited - GBP (£) £ in Thousands	Share capital	Share premium	Treasury shares	Merger reserve	Hedging reserve	Retained earnings	Total
Balance at beginning of the period at Jun. 30, 2024	£ 55	£ 227,361	£ (21,305)	£ 249,030	£ (1,000)	£ (309,251)	£ 144,890
Loss for the period						(26,416)	(26,416)
Cash flow hedges					(3,403)		(3,403)
Tax credit relating to movement on hedges					861		861
Total comprehensive income/(loss) for the period					(2,542)	(26,416)	(28,958)
Proceeds from issue of shares	1	79,984					79,985
Equity-settled share-based payments						797	797
Balance at end of the period at Dec. 31, 2024	56	307,345	(21,305)	249,030	(3,542)	(334,870)	196,714
Loss for the period						(6,607)	(6,607)
Cash flow hedges					5,034		5,034
Tax credit relating to movement on hedges					(1,269)		(1,269)
Total comprehensive income/(loss) for the period					3,765	(6,607)	(2,842)
Equity-settled share-based payments						(139)	(139)
Balance at end of the period at Jun. 30, 2025	56	307,345	(21,305)	249,030	223	(341,616)	193,733
Loss for the period						(2,457)	(2,457)
Cash flow hedges					(1,352)		(1,352)
Tax credit relating to movement on hedges					338		338
Total comprehensive income/(loss) for the period					(1,014)	(2,457)	(3,471)
Equity-settled share-based payments						478	478
Balance at end of the period at Dec. 31, 2025	£ 56	£ 307,345	£ (21,305)	£ 249,030	£ (791)	£ (343,595)	£ 190,740